Transactions and Balances With Related Parties (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of transactions with SUN corporation
	Six Months Ended June 30
	2022	2021
	(Unaudited)
Revenues	1,719	1,234

Schedule of balances with SUN corporation
	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Trade receivables	407	214